Intangible Liabilities - Charter Agreements (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Liabilities - Charter Agreements - Schedule of Intangible Liabilities (Table)

Intangible Liabilities – Charter Agreements as of June 30, 2025, and December 31, 2024, consisted of the following:

	June 30, 2025	December 31, 2024
Opening balance	$49,431	$5,662
Additions (*)(**)	15,987	49,295
Amortization	(6,533)	(5,526)
Total	$58,885	$49,431

(*)	As of December 31, 2024, the charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.

(**)	During the first quarter of 2025, the charter of the fourth high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $15,987 that was recognized and will be amortized over the remaining useful life of the charter.

Intangible Liabilities/ Assets - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table)
Amount
June 30, 2026	$13,036
June 30, 2027	12,763
June 30, 2028	12,798
June 30, 2029	12,763
June 30, 2030, and thereafter	7,525
$58,885